SETTLEMENT OF ThePharmaNetwork Inc. v. Elite Pharmaceuticals Inc. (Details Textual) (Pharma Network Inc V Elite Pharmaceuticals Inc Settlement [Member], USD $)	12 Months Ended
Mar. 31, 2011
Pharma Network Inc V Elite Pharmaceuticals Inc Settlement [Member]
Loss Contingency, Damages Sought, Value	$ 1,125,000
Proceeds from Legal Settlements	$ 500,000